Load [Member] Expense Example, No Redemption - Taxable Municipal Bond Series - Taxable Municipal Bond Series	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	$ 1,878